Cover	Feb. 24, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 24, 2023
Entity File Number	000-56456
Entity Registrant Name	LEXAGENE HOLDINGS INC.
Entity Central Index Key	0001450416
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	500 Cummings Center
Entity Address, Address Line Two	Suite 4550
Entity Address, City or Town	Beverly
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01915
City Area Code	800
Local Phone Number	215-1824
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true